Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2013
Other Comprehensive Income (Loss)

14. Other Comprehensive Income (Loss)

Each component of accumulated other comprehensive income (loss) at March 31, 2013, 2012 and 2011, is as follows:

	Millions of yen
	2013	2012	2011
Foreign currency translation adjustments:
Balance, beginning of year	¥(131,009)	¥(122,286)	¥(85,056)
Current period other comprehensive income (loss)	92,176	(8,723)	(37,230)

Balance, end of year	¥(38,833)	¥(131,009)	¥(122,286)

Net unrealized holding gains on securities available for sale:
Balance, beginning of year	¥16,829	¥16,104	¥14,126
Current period other comprehensive income (loss)	4,690	725	1,978

Balance, end of year	¥21,519	¥16,829	¥16,104

Pension liability adjustments:
Balance, beginning of year	¥(26,338)	¥(24,406)	¥(24,315)
Current period other comprehensive income (loss)	1,503	(1,932)	(91)

Balance, end of year	¥(24,835)	¥(26,338)	¥(24,406)

Net unrealized holding gains (losses) on derivative instruments:
Balance, beginning of year	¥(1,871)	¥(471)	¥(389)
Current period other comprehensive income (loss)	580	(1,400)	(82)

Balance, end of year	¥(1,291)	¥(1,871)	¥(471)

Total accumulated other comprehensive loss;
Balance, beginning of year	¥(142,389)	¥(131,059)	¥(95,634)
Current period other comprehensive income (loss)	98,949	(11,330)	(35,425)

Balance, end of year	¥(43,440)	¥(142,389)	¥(131,059)

For the fiscal year ended March 31, 2012, Adjustment for the year of Foreign currency translation adjustments included ¥36 million of gains and of Pension Liability adjustment ¥2 million of losses which transferred to non-controlling interests and is not recognized as other comprehensive income (loss).

For the fiscal year ended March 31, 2011, Adjustment for the year of Foreign currency translation adjustments included ¥7 million of gains which transferred to non-controlling interests and is not recognized as other comprehensive income (loss).

The component of other comprehensive income (loss) and adjustments including amounts attributable to noncontrolling interests for the years ended March 31, 2013, 2012 and 2011 are as follows:

	Millions of yen
	Pretax amount	Tax (expense) or benefit	Net of tax amount
2013:
Foreign currency translation adjustments
Unrealized holding gains arising during the year	¥97,769	¥368	¥98,137
Less: reclassification adjustment for losses included in net income	1,646	(588)	1,058

Net unrealized gains	99,415	(220)	99,195
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	7,833	(2,673)	5,160
Less: reclassification adjustment for gains included in net income	(731)	261	(470)

Net unrealized gains	7,102	(2,412)	4,690
Pension liability adjustments
Unrealized holding losses arising during the year	118	(697)	(579)
Less: reclassification adjustment for losses included in net income	2,817	(798)	2,019

Net unrealized gains	2,935	(1,495)	1,440
Net unrealized holding gains on derivative instruments:
Changes in fair value of derivatives	(7,830)	2,974	(4,856)
Net losses reclassified into earnings	8,741	(3,330)	5,411

Net unrealized gains	911	(356)	555

Other comprehensive income	¥110,363	¥(4,483)	¥105,880

2012:
Foreign currency translation adjustments
Unrealized holding losses arising during the year	¥(9,543)	¥591	¥(8,952)
Less: reclassification adjustment for losses included in net income	—	—	—

Net unrealized losses	(9,543)	591	(8,952)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	3,331	(1,021)	2,310
Less: reclassification adjustment for gains included in net income	(2,676)	1,091	(1,585)

Net unrealized gains	655	70	725
Pension liability adjustments
Unrealized holding losses arising during the year	(5,198)	1,420	(3,778)
Less: reclassification adjustment for losses included in net income	3,025	(1,190)	1,835

Net unrealized losses	(2,173)	230	(1,943)
Net unrealized holding losses on derivative instruments:
Changes in fair value of derivatives	665	(410)	255
Net gains reclassified into earnings	(3,023)	1,262	(1,761)

Net unrealized losses	(2,358)	852	(1,506)

Other comprehensive loss	¥(13,419)	¥1,743	¥(11,676)

	Millions of yen
	Pretax amount	Tax (expense) or benefit	Net of tax amount
2011:
Foreign currency translation adjustments
Unrealized holding losses arising during the year	¥(40,022)	¥493	¥(39,529)
Less: reclassification adjustment for losses included in net income	—	—	—

Net unrealized losses	(40,022)	493	(39,529)
Net unrealized holding gains on securities available for sale:
Unrealized holding gains arising during the year	4,172	(1,678)	2,494
Less: reclassification adjustment for gains included in net income	(871)	355	(516)

Net unrealized gains	3,301	(1,323)	1,978
Pension liability adjustments
Unrealized holding losses arising during the year	(4,308)	2,706	(1,602)
Less: reclassification adjustment for losses included in net income	2,761	(1,250)	1,511

Net unrealized losses	(1,547)	1,456	(91)
Net unrealized holding losses on derivative instruments:
Changes in fair value of derivatives	7,395	(2,995)	4,400
Net gains reclassified into earnings	(7,475)	3,049	(4,426)

Net unrealized losses	(80)	54	(26)

Other comprehensive loss	¥(38,348)	¥680	¥(37,668)